8. LICENSE AGREEMENT (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
License Agreement Details Narrative
License agreement	$ 2,300,000		$ 2,300,000		$ 2,300,000	$ 2,300,000
Amortization expense of the license	51,065	34,885	151,531	71,466	121,383	272,914
Technology license liability	0		0		1,300,000	0	0
Payment for license agreement					$ 1,150,000